INTANGIBLE ASSETS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 16,073
Amortization charge for the year	(365)		¥ (405)	¥ (857)
Balance at end of year	16,306	$ 2,342	16,073
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	20,928		19,818
Additions	348		309
Disposal	(27)		(79)
Exchange differences	298		880
Balance at end of year	21,547		20,928	19,818
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(4,855)		(4,388)
Amortization charge for the year	(365)		(405)
Disposal	27		79
Exchange differences	(48)		(141)
Balance at end of year	(5,241)		(4,855)	(4,388)
Gas processing rights under NWS Project [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	423
Balance at end of year	¥ 376		423
Gas processing rights under NWS Project [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	5 years	5 years
Gas processing rights under NWS Project [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	3 years	3 years
Gas processing rights under NWS Project [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 1,259		1,199
Additions	0		0
Disposal	0		0
Exchange differences	21		60
Balance at end of year	1,280		1,259	1,199
Gas processing rights under NWS Project [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(836)		(732)
Amortization charge for the year	(53)		(65)
Disposal	0		0
Exchange differences	(15)		(39)
Balance at end of year	(904)		(836)	(732)
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	312
Balance at end of year	¥ 282		312
Exploration rights [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	5 years	5 years
Exploration rights [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	3 years	3 years
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 531		531
Additions	0		0
Disposal	0		0
Exchange differences	0		0
Balance at end of year	531		531	531
Exploration rights [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(219)		(189)
Amortization charge for the year	(30)		(30)
Disposal	0		0
Exchange differences	0		0
Balance at end of year	(249)		(219)	(189)
Marketing transportation and storage contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	208
Balance at end of year	¥ 157		208
Marketing transportation and storage contracts [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	20 years	20 years
Marketing transportation and storage contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 1,507		1,484
Additions	0		0
Disposal	0		(50)
Exchange differences	24		73
Balance at end of year	1,531		1,507	1,484
Marketing transportation and storage contracts [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(1,299)		(1,239)
Amortization charge for the year	(55)		(48)
Disposal	0		50
Exchange differences	(20)		(62)
Balance at end of year	(1,374)		(1,299)	(1,239)
Software and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	538
Balance at end of year	¥ 660		538
Software and others [member] | Maximum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	5 years	5 years
Software and others [member] | Minimum [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period of intangible assets on straight-line basis	3 years	3 years
Software and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	¥ 3,039		2,712
Additions	348		309
Disposal	(27)		(29)
Exchange differences	14		47
Balance at end of year	3,374		3,039	2,712
Software and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(2,501)		(2,228)
Amortization charge for the year	(227)		(262)
Disposal	27		29
Exchange differences	(13)		(40)
Balance at end of year	(2,714)		(2,501)	(2,228)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	14,592
Balance at end of year	14,831		14,592
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	14,592		13,892
Additions	0		0
Disposal	0		0
Exchange differences	239		700
Balance at end of year	14,831		14,592	13,892
Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	0		0
Amortization charge for the year	0		0
Disposal	0		0
Exchange differences	0		0
Balance at end of year	¥ 0		¥ 0	¥ 0